GuideMark(SM) Opportunistic Equity Fund (Prospectus Summary): | GuideMark(SM) Opportunistic Equity Fund
GuideMark Opportunistic Equity Fund

GPS FUNDS I

GuideMark Opportunistic Equity Fund

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2011

The date of this Supplement is October 14, 2011

 Effective October 4, 2011, Marsico Capital Management, LLC (“Marsico”) no longer serves as sub-advisor for the GuideMark Opportunistic Equity Fund (the “Fund”).  All references to Marsico and all other details and descriptions regarding its management of the Fund in the Prospectus are deleted in their entirety.  The portion of the Fund’s assets previously managed by Marsico has been reallocated to the remaining sub-advisors for the Fund:  Diamond Hill Capital Management, Inc., Knightsbridge Asset Management, LLC and Westfield Capital Management Company, L.P.

Please retain this Supplement with your Prospectus for future reference.